Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
ASSETS
Cash and due from banks	$ 4,735	$ 3,971
Interest-bearing deposits with banks	30,720	51,185
Cash and interest bearing deposits with banks	35,455	55,156
Trading loans, securities, and other (Notes 5, 7)	127,897	103,918
Non-trading financial assets at fair value through profit or loss (Note 5)	4,015
Derivatives (Notes 5, 11)	56,996	56,195
Financial assets designated at fair value through profit or loss (Note 5)	3,618	4,032
Financial assets at fair value through other comprehensive income (Notes 5, 7, 8)	130,600
Available-for-sale securities (Notes 5, 7)		146,411
Total Trading and Non Trading Financial Assets	323,126	310,556
Debt securities at amortized cost, net of allowance for credit losses (Note 7)	107,171
Held-to-maturity securities (Note 7)		71,363
Securities purchased under reverse repurchase agreements	127,379	134,429
Loans (Note 8)
Residential mortgages	225,191	222,079
Consumer instalment and other personal	172,079	157,101
Credit card	35,018	33,007
Business and government	217,654	200,978
Debt securities classified as loans		3,209
Gross loans	649,942	616,374
Allowance for loan losses (Note 8)	(3,549)	(3,783)
Loans, net of allowance for loan losses	646,393	612,591
Other
Customers' liability under acceptances	17,267	17,297
Goodwill (Note 14)	16,536	16,156
Other intangibles (Note 14)	2,459	2,618
Land, buildings, equipment, and other depreciable assets (Note 15)	5,324	5,313
Deferred tax assets (Note 25)	2,812	2,497
Amounts receivable from brokers, dealers, and clients	26,940	29,971
Other assets (Note 16)	15,596	13,264
Total other miscellaneous assets	95,379	94,900
Total assets	1,334,903	1,278,995
LIABILITIES
Trading deposits (Notes 5, 17)	114,704	79,940
Derivatives (Notes 5, 11)	48,270	51,214
Securitization liabilities at fair value (Notes 5, 9)	12,618	12,757
Total financial liabilities	175,592	143,911
Deposits (Note 17)
Personal	477,644	468,155
Banks	16,712	25,887
Business and government	357,083	338,782
Total deposits, other than trading	851,439	832,824
Other
Acceptances	17,269	17,297
Obligations related to securities sold short (Note 5)	39,478	35,482
Obligations related to securities sold under repurchase agreements (Note 5)	93,389	88,591
Securitization liabilities at amortized cost (Note 9)	14,683	16,076
Amounts payable to brokers, dealers, and clients	28,385	32,851
Insurance-related liabilities (Note 22)	6,698	6,775
Other liabilities (Note 18)	19,190	20,470
Total other miscellaneous liabilities	219,092	217,542
Subordinated notes and debentures (Note 19)	8,740	9,528
Total liabilities	1,254,863	1,203,805
EQUITY
Contributed surplus	193	214
Retained earnings	46,145	40,489
Accumulated other comprehensive income (loss)	6,639	8,006
Equity attributable to owners of parent	79,047	74,207
Non-controllinginterests in subsidiaries (Note 21)	993	983
Total equity	80,040	75,190
Total liabilities and equity	1,334,903	1,278,995
TD Ameritrade [member]
Other
Investment in TD Ameritrade (Note 12)	8,445	7,784
Common shares [member]
EQUITY
Issued capital (Note 21)	21,221	20,931
Treasury shares - Note 21)	(144)	(176)
Preferred shares [member]
EQUITY
Issued capital (Note 21)	5,000	4,750
Treasury shares - Note 21)	$ (7)	$ (7)